Income Taxes (Schedule of Deferred Tax Assets And Deferred Tax Liabilities Due To Temporary Differences)(Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Loss reserves	$ 94,170	$ 103,701
Employee benefits	97,246	132,906
Investment in partnerships	29,856	29,044
Foreclosed property	901	2,541
Accrued expenses	25,158	24,686
Investment in debt securities (ASC 320)	6,874	0
Capital loss carryforwards	51,876	58,453
Credit carryforwards	98,919	89,503
Federal NOL carryforwards	4,184	9,563
State NOL carryforwards	29,422	27,980
Unrecognized tax benefits	3,103	7,897
Other	21,760	13,715
Gross deferred tax assets	463,469	499,989
Valuation allowance	(57,752)	(69,692)
Deferred tax assets after valuation allowance	405,717	430,297
Deferred tax liabilities:
Capitalized mortgage servicing rights	25,245	31,341
Depreciation and amortization	46,209	47,681
Federal Home Loan Bank stock	17,426	17,388
Investment in debt securities (ASC 320)	0	35,175
Other intangible assets	28,417	25,187
Prepaid expenses	9,752	11,790
Other	2,958	473
Gross deferred tax liabilities	130,007	169,035
Net deferred tax assets	$ 275,710	$ 261,262